Schedule of Investments (unaudited)	iShares® MSCI Agriculture Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Australian Agricultural Co. Ltd.(a)	50,394	$50,965
Elders Ltd.	43,878	241,583
Inghams Group Ltd.	103,580	244,539
Nufarm Ltd./Australia	101,225	302,626
		839,713
Brazil — 0.9%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,696	71,061
BRF SA(a)	164,106	580,679
Jalles Machado SA	28,997	37,331
Sao Martinho SA	44,056	227,710
SLC Agricola SA	49,419	167,713
Tres Tentos Agroindustrial SA	34,717	64,331
		1,148,825
Canada — 6.9%
Ag Growth International Inc.	5,297	202,094
Maple Leaf Foods Inc.	22,249	368,926
Nutrien Ltd.	137,826	8,076,718
Rogers Sugar Inc.	29,740	127,212
		8,774,950
China — 2.3%
China BlueChemical Ltd., Class H	416,000	132,612
China Modern Dairy Holdings Ltd.(b)	760,000	74,023
China XLX Fertiliser Ltd.	168,000	85,856
COFCO Joycome Foods Ltd.(a)(b)	760,000	186,019
First Tractor Co. Ltd., Class H	114,000	125,364
Heilongjiang Agriculture Co. Ltd., Class A	30,800	54,999
Henan Shuanghui Investment & Development Co. Ltd., Class A	57,300	199,708
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	106,400	415,010
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,160	59,130
Muyuan Foods Co. Ltd., Class A	91,366	592,441
New Hope Liuhe Co. Ltd., Class A(a)	76,000	104,658
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	91,600	218,093
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	34,680	137,116
Sinofert Holdings Ltd.	576,000	71,444
Wens Foodstuffs Group Co. Ltd., Class A	111,920	329,833
Yunnan Yuntianhua Co. Ltd.	30,100	85,935
Zangge Mining Co. Ltd.	26,200	94,293
		2,966,534
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	86,391	113,312
Misr Fertilizers Production Co. SAE	108,183	100,699
		214,011
Germany — 0.8%
K+S AG, Registered	49,912	735,010
Suedzucker AG	17,071	261,418
		996,428
Hong Kong — 1.2%
WH Group Ltd.(c)	2,324,000	1,583,703

India — 4.9%
Balrampur Chini Mills Ltd.	34,233	155,205
Bayer CropScience Ltd.	3,770	227,120
Chambal Fertilisers and Chemicals Ltd.	44,662	208,587
Coromandel International Ltd.	32,910	515,856
Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,925	135,474
Dhanuka Agritech Ltd.	3,902	59,613
EID Parry India Ltd.	24,735	198,141
Security	Shares	Value

India (continued)
Gujarat Ambuja Exports Ltd.	38,388	$66,184
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,522	171,112
Gujarat State Fertilizers & Chemicals Ltd.	60,027	151,868
Jain Irrigation Systems Ltd.(a)	79,713	57,941
Kaveri Seed Co. Ltd.	4,842	49,184
Paradeep Phosphates Ltd., NVS(c)	89,137	74,903
PI Industries Ltd.	21,141	897,821
Rallis India Ltd.	23,934	73,714
Rashtriya Chemicals & Fertilizers Ltd.	37,776	69,858
Shree Renuka Sugars Ltd.(a)	176,790	85,233
Sumitomo Chemical India Ltd.	34,776	193,526
Tata Consumer Products Ltd.	159,323	2,026,739
Triveni Engineering & Industries Ltd.	21,803	85,919
UPL Ltd.	125,508	765,488
		6,269,486
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	126,100	45,590
Charoen Pokphand Indonesia Tbk PT	2,056,400	658,048
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT(a)	1,442,200	121,588
Sawit Sumbermas Sarana Tbk PT	876,700	56,109
		881,335
Israel — 1.0%
ICL Group Ltd.	211,160	998,737
Israel Corp Ltd.	1,048	248,291
		1,247,028
Japan — 4.3%
Hokuto Corp.	5,600	64,798
Kubota Corp.	278,700	3,944,617
Kumiai Chemical Industry Co. Ltd.	20,000	98,015
Maruha Nichiro Corp.	11,200	233,396
Mitsui DM Sugar Holdings Co. Ltd.	4,100	83,144
NH Foods Ltd.	24,400	748,970
Prima Meat Packers Ltd.	6,400	96,452
Sakata Seed Corp.	8,000	172,060
Yamabiko Corp.	8,500	116,299
		5,557,751
Malaysia — 2.0%
Farm Fresh Bhd(b)	208,700	64,222
Hextar Global Bhd	323,200	64,357
IOI Corp. Bhd	700,600	569,342
Kuala Lumpur Kepong Bhd	137,800	611,341
QL Resources Bhd	305,307	408,865
Sime Darby Plantation Bhd	578,200	522,372
Ta Ann Holdings Bhd	55,200	46,557
United Plantations Bhd	40,400	215,776
		2,502,832
Netherlands — 0.6%
OCI NV	29,451	807,724
Norway — 4.9%
Austevoll Seafood ASA	25,658	209,378
Bakkafrost P/F	14,030	773,008
Grieg Seafood ASA	14,335	99,083
Leroy Seafood Group ASA	74,714	327,576
Mowi ASA	129,698	2,332,303
Salmar ASA	18,398	1,123,452
Yara International ASA	46,142	1,434,806
		6,299,606
Poland — 0.1%
Grupa Azoty SA(a)	13,566	76,444

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar — 0.0%
Baladna	155,034	$55,504
Russia — 0.0%
PhosAgro PJSC(a)(d)	7,038	1
PhosAgro PJSC, GDR(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	136	1
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		3
Saudi Arabia — 2.5%
Al Jouf Agricultural Development Co.	4,147	69,847
Almarai Co. JSC	69,670	971,483
National Agriculture Development Co. (The)(a)	41,190	326,164
SABIC Agri-Nutrients Co.	65,005	1,841,348
Tanmiah Food Co.	1,590	49,077
		3,257,919
Singapore — 1.4%
First Resources Ltd.(b)	156,800	163,699
Golden Agri-Resources Ltd.	1,788,800	350,823
Wilmar International Ltd.	535,400	1,227,872
		1,742,394
South Africa — 0.1%
Oceana Group Ltd.	25,763	100,522

South Korea — 0.0%
Canariabio Inc.(a)(d)	20,538	14,744
Harim Holdings Co. Ltd.	12,749	57,223
		71,967
Sweden — 0.6%
Husqvarna AB, Class B	97,710	813,632

Taiwan — 0.5%
Charoen Pokphand Enterprise	40,800	137,285
Sinon Corp.	102,000	130,195
Taiwan Fertilizer Co. Ltd.	178,000	351,057
Taiwan TEA Corp.(a)	118,000	77,720
		696,257
Thailand — 0.7%
Betagro PCL, NVS	188,700	127,763
Charoen Pokphand Foods PCL, NVDR(a)	1,055,100	653,972
GFPT PCL, NVDR	114,500	41,840
Khon Kaen Sugar Industry PCL, NVDR	373,554	21,120
		844,695
Turkey — 0.2%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	81,807	46,840
Gubre Fabrikalari TAS(a)	18,232	86,171
Hektas Ticaret TAS(a)	321,462	146,063
Kayseri Seker Fabrikasi A/S, NVS	11,648	10,136
		289,210
United Kingdom — 0.7%
Cranswick PLC	15,054	852,665
United States — 61.4%
AGCO Corp.	17,675	1,897,058
Security	Shares	Value

United States (continued)
Alamo Group Inc.	3,021	$573,960
Archer-Daniels-Midland Co.	139,832	8,731,110
Bunge Global SA	39,968	4,300,157
Cal-Maine Foods Inc.	11,712	722,279
CF Industries Holdings Inc.	52,329	4,172,191
CNH Industrial NV	242,940	2,565,447
Corteva Inc.	194,765	10,895,154
Darling Ingredients Inc.(a)	44,528	1,798,933
Deere & Co.	73,695	27,617,938
FMC Corp.	34,784	2,120,085
Fresh Del Monte Produce Inc.	10,582	247,196
Ingredion Inc.	18,271	2,148,304
Lamb Weston Holdings Inc.	40,239	3,552,701
Lindsay Corp.	3,076	353,186
Mosaic Co. (The)	89,630	2,772,256
Pilgrim’s Pride Corp.(a)	13,198	474,204
Scotts Miracle-Gro Co. (The)	11,849	825,757
Titan International Inc.(a)	14,321	118,435
Toro Co. (The)	29,096	2,333,208
Vital Farms Inc.(a)	7,571	313,288
		78,532,847

Total Long-Term Investments — 99.6%
(Cost: $162,112,045)		127,423,985

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	215,968	216,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	150,000	150,000

Total Short-Term Securities — 0.3%
(Cost: $365,998)		366,033

Total Investments — 99.9%
(Cost: $162,478,043)		127,790,018

Other Assets Less Liabilities — 0.1%		133,079

Net Assets—100.0%		$127,923,097

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,802,115	$—		$(2,586,345	)(a)	$465	$(202)	$216,033	215,968	$11,946	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	150,000	(a)	—		—	—	150,000	150,000	6,056		—
						$465	$(202)	$366,033		$18,002		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	06/21/24	$599	$(4,366)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$93,903,877	$33,505,361	$14,747	$127,423,985

Schedule of Investments (unaudited) (continued)	iShares® MSCI Agriculture Producers ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$366,033	$—	$—	$366,033
	$94,269,910	$33,505,361	$14,747	$127,790,018
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,366)	$—	$(4,366)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

4